Collaboration and License Agreements - Ginkgo Agreement (Q2) (Details) - Ginkgo Agreement - USD ($) $ in Millions					12 Months Ended
	Jul. 19, 2023	Jun. 13, 2022	Jan. 03, 2022	Oct. 25, 2021	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Clinical and commercial milestone payment, expected			$ 207.0	$ 85.0
Milestone payment	$ 1.0	$ 0.5			$ 1.0
Collaborative arrangement, number of shares issued for milestone achievement (in shares)	1,339,285	29,761			44,642
Collaborative arrangement, shares issued for milestone achievement, amount					$ 1.5	$ 1.0